Business Combination	6 Months Ended
Jun. 30, 2025
Business Combination [Abstract]
Business combination
20.	Business combination

In 2024, the Group invested in Suzhou Tinghaozhu Technology Co., Ltd. (“Suzhou Tinghaozhu”) and had ability to exercise significant influence over its financial and operating policies accounting for 30%. In May 2025, the Group further acquired a 35% equity interest in Suzhou Tinghaozhu to achieve control at a cash consideration of RMB500. Upon the completion of the transaction, Suzhou Tinghaozhu became a consolidated subsidiary of the Group.